Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Line Items]
Total inventories and digital inventories	$ 32,416,453	$ 5,936,223
Physical console game compact discs [Member]
Schedule of Inventories [Line Items]
Total inventories and digital inventories	6,566,820	5,936,223
IT hardware, computer accessories [Member]
Schedule of Inventories [Line Items]
Total inventories and digital inventories	25,842,304
Gaming hardware and accessories [Member]
Schedule of Inventories [Line Items]
Total inventories and digital inventories	$ 7,329